Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 266,524,808.40
Previously Paid Amount	14,754.60
Total Fee Amount	36,807.09
Total Offset Amount	22,052.49
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A